Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Apr. 29, 2020